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CALIFORNIA
DAILY TAX FREE                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  212-830-5200

===============================================================================



Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 1997 through June 30, 1997.


The Fund had net assets of $238,257,142 and 722 active shareholders as of June 30, 1997.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\S\Steven W. Duff



Steven W. Duff
President






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Tax Exempt Investments (19.80%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Alameda County, CA City of Alameda TRAN - Series 1996          07/01/97      4.00%   $  5,000,000      MIG-1
    5,000,000  Butte County Office of Education State of California 1996-1997 RAN
                                                                              08/20/97      3.87       5,003,822               SP-1+
    5,000,000  California Community College Financing Authority 1996 TRAN - Series A
                                                                              07/02/97      3.80       5,000,119               SP-1+
    5,000,000  California School Cash Reserve Program Authority               07/02/98      3.80       5,043,300      MIG-1    SP-1+
    5,000,000  California School Cash Reserve Program Authority Pool Bonds - Series 1996A
                                                                              07/02/97      3.80       5,000,118      MIG-1    SP-1+
    5,000,000  City of Ontario 1997 TRAN (San Bernadino County, CA)           06/30/98      3.77       5,032,400               SP-1+
   10,000,000  County of Los Angeles 1997-8 - Series A                        06/30/98      3.80      10,062,400      MIG-1    SP-1+
    2,000,000  Los Angeles Community College District
               Los Angeles County, CA 1997-98 TRAN                            07/02/98      3.85       2,011,500               SP-1+
    5,000,000  The City of Los Angeles, CA 1997 TRAN                          06/30/98      3.83       5,029,750      MIG-1    SP-1+
 ------------                                                                                       ------------
   47,000,000  Total Other Tax Exempt Investments                                                     47,183,409
 ------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (67.99%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  9,000,000  Alameda County, CA IDR Refunding Bonds
               (Hoover Universal Inc. Project) - Series 1994
               LOC Johnson Control                                            06/01/04      4.00%   $  9,000,000      VMIG-1
    2,170,000  Alameda-Contra Costa, CA School Finance Authority COPS - SeriesC
               (Capital Improvement Financing)
               LOC National Westminster Bank PLC                              07/01/25      4.00       2,170,000               A1+
    1,500,000  California EDFA (Kuhnash Properties/Arkay Plastics, CA) (c)
               LOC PNC Bank                                                   04/01/17      3.55       1,500,000
    2,000,000  California HFFA (St. Francis Memorial Hospital)
               LOC Bank of America                                            11/01/19      4.05       2,000,000      VMIG-1
      400,000  California Health Facilities (Sutter Health) - Series 90 A
               LOC Morgan Guaranty Trust Company                              03/01/20      3.75         400,000      VMIG-1   A1+
    3,800,000  California PCFA Refunding RB
               (Atlantic  Richfield  Company  Project) - Series 1994A         12/01/24      4.05       3,800,000      VMIG-1   A1
    1,900,000  California PCFA Refunding RB (Southern California Edison) - Series A
                                                                              02/28/08      5.20       1,900,000      VMIG-1   A1
    1,100,000  California PCFA Refunding RB (Southern  California Edison) - Series D
                                                                              02/28/08      5.20       1,100,000      P1       A1+
    1,000,000  California PCFA Solid Waste Disposal RB
               (Shell Oil Company Martinez Project)                           10/01/24      3.85       1,000,000      VMIG-1   A1+
    2,400,000  California PCRB Financial Authority (Southern California Edison) - Series B
                                                                              02/28/08      5.20       2,400,000      VMIG-1   A1+
    2,300,000  California PCRB Financial Authority (Southern California Edison) - Series C
                                                                              02/28/08      5.20       2,300,000      P1       A1+
    2,500,000  California Statewide Commission Development Authority
               (Karcher Properties) - Series 1994C
               LOC Bayerische Vereinsbank, A.G.                               12/01/19      4.05       2,500,000      VMIG-1



--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,955,000  California Statewide Communities Development Authority
               (Irvine Apartment) - Series 1995 A-4
               Fannie Mae Collateralized                                      05/15/25      4.00%   $  5,955,000                A1+
    3,630,000  California Statewide Communities Development
               LOC National Westminster Bank PLC                              08/01/10      4.05       3,630,000                A1+
    7,200,000  City of Anaheim, CA (1993 Refunding Projects)
               AMBAC Insured                                                  08/01/19      3.90       7,200,000     VMIG-1     A1
    2,760,000  City of Los Angeles IDRB (Cereal Food Processors, Inc. Project)
               LOC Commerzbank A.G.                                           12/01/05      4.15       2,760,000                A1
    1,500,000  City of San Jose, MHRB
               (Siena Renaissance Square Apartments) - Series 1996A
               LOC Bank One Arizona                                           12/01/29      4.10       1,500,000     VMIG-1
    2,000,000  Clipper, CA Tax Exempt Trust COPS - Series 1996-1 Class A
               MBIA Insured                                                   07/04/20      4.15       2,000,000     Aaa        AAA
    1,800,000  Community Redevelopment Agency of the City of Grand Terrace
               LOC Industrial Bank of Japan, Ltd.                             12/01/11      4.20       1,800,000                A1
    2,485,000  County of Contra Costa (GNMA Collateralized Del Norte Place Apartments)
               LOC Sumitomo Bank, Ltd.                                        10/20/28      4.25       2,485,000                A1
    6,500,000  County of Contra Costa
               Variable Rate Demand Multifamily Mortgage Refinancing Bonds
               Fannie Mae Collateralized                                      11/15/22      3.95       6,500,000                A1+
    1,000,000  County of Kings, CA Housing Authority MHRB
               (Edgewater Isle Apartments) - Series 1996A
               LOC Wells Fargo Bank, N.A.                                     06/01/07      3.95       1,000,000     VMIG-1
    2,000,000  County of Sacramento Court House
               LOC Union Bank of Switzerland                                  06/01/20      3.90       2,000,000     VMIG-1     A1+
    1,675,000  County of Santa Clara, CA MHRB (Grove Garden Apartments) - Series 1997A
               Fannie Mae Collateralized                                      02/15/27      4.00       1,675,000                AAA
    1,400,000  Fullerton, CA IDA RB (PCL Packaging)
               LOC Bank of Nova Scotia                                        12/01/04      4.10       1,400,000                A1+
    2,000,000  Housing Authority of the County of Riverside MHRB
               (Amanda Park Apartment Proj.) 1989 - Series B
               LOC Corestates Bank, N.A.                                      05/01/19      4.10       2,000,000     VMIG-1
    1,000,000  Irwindale, CA IDRB (TOYS R' US, Incorporated Project) - Series 1984
               LOC Bankers Trust Company                                      12/01/19      4.25       1,000,000     Aa2
    3,000,000  Los Angeles County, CA HFA MHRB (Sand Canyon Ranch Project) - Series F
               LOC Citibank                                                   11/01/06      4.00       3,000,000                A1+





--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,700,000  Los Angeles County, CA TRAN Common Sales Tax Revenue - Series A
               FGIC Insured                                                   07/01/12      3.90%   $  5,700,000     VMIG-1     A1
    1,000,000  Los Angeles, CA (Harbor Cove Project)
               LOC Citibank                                                   10/01/06      4.00       1,000,000                A1
    9,000,000  Ontario, CA IDA (LD Brinkman & Co.)
               LOC Union Bank of California                                   04/01/15      3.95       9,000,000     P1
    1,000,000  Orange County, CA (Radnor Aragon Corporation)
               LOC Bank of Nova Scotia                                        08/01/19      4.25       1,000,000     Aa2
    1,000,000  Orange County, CA (Sanitation District) - Series C
               FGIC Insured                                                   08/01/17      3.90       1,000,000     VMIG-1     A1+
    7,800,000  Orange County, CA LT DBL Improvement Bond
               (Irvine Coast Assessment Dist. No. 88-1)                       09/02/18      3.90       7,800,000     VMIG-1     A1+
    2,500,000  Otay Water District (1996 Capital Project)
               LOC Landesbank Hessen                                          09/01/26      3.90       2,500,000     VMIG-1     A1+
      305,000  Oxnard, CA (Channel Island Business Center Project)
               LOC Wells Fargo Bank, N.A.                                     07/01/05      4.50         305,000     VMIG-1
    2,000,000  Petaluma Community Development Commission MHRB
               (Oakmont at Petaluma Project)
               LOC Banque Paribas                                             04/01/26      4.35       2,000,000                A1
    4,500,000  Rohnert Park, CA MHRB (Crossbrook Apartments Project) - Series A
               Fannie Mae Collateralized                                      06/15/25      3.95       4,500,000                A1+
    9,000,000  Sacramento County, CA MHRB (Shadowood Apartments Project)
               LOC General Electric Capital Corporation                       12/01/22      4.25       9,000,000                A1+
    2,000,000  San Bernadino County, CA (1996 County Center Refinancing Project)
               LOC Canadian Imperial Bank of Commerce                         07/01/15      4.00       2,000,000     VMIG-1     A1+
    2,200,000  San Francisco-South Beach 19 Redevelopment Agency
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                      12/01/16      4.00       2,200,000     VMIG-1
    2,300,000  Santa Clara County, CA El Camino Hospital District (Medical Control Project)
               LOC National Westminster Bank PLC                              08/01/15      3.90       2,300,000     VMIG-1
    6,000,000  Southeast Resource Recovery Facilities California Lease Revenue - Series A
               LOC Industrial Bank of Japan, Ltd.                             12/01/18      4.10       6,000,000     VMIG-1     A1
    2,000,000  Southern California Public Power Authority 1996 Subordinate Refunding RB
               (Southern Trans Project)
               FSA Insured                                                    07/01/23      3.90       2,000,000     VMIG-1     A1+
    2,000,000  Southern California Public Power Authority
               Power Project Refunding RB (Palo Verde Project)
               AMBAC Insured                                                  07/01/09      3.90       2,000,000     VMIG-1     A1+





--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  9,000,000  Southern California Public Power Authority Transmission Project RB
               (1991 Subordinate)
               LOC Swiss Bank Corp.                                           07/01/19      3.90%   $  9,000,000     VMIG-1     A1+
    3,000,000  State of California - Various Purpose GO RB
               MBIA Insured                                                   09/01/21      4.20       3,000,000                A1+
    2,100,000  The City of Los Angeles MHRB (Coral Wood County Project) - Series 1995D
               LOC Union Bank of California                                   11/01/25      4.15       2,100,000     VMIG-1
    3,700,000  The City of Los Angeles MHRB (Orangewood County Project) - Series 1995C
               LOC Union Bank of California                                   11/01/25      4.15       3,700,000     VMIG-1
    3,315,000  Town of Windsor Variable Rate Demand MHRB (Oakmount at Windsor Project)
               LOC Banque Paribas                                             08/01/25      4.35       3,315,000                A1
    1,000,000  Tustin, CA Improvement Bond Act 1915 (Reassessment District No. 95-2-A)
               LOC Kredietbank                                                09/02/13      3.75       1,000,000     VMIG-1     A1+
    2,500,000  Visalia, CA IDRB (Savannah Foods)
               LOC Trust Co. Bank of Atlanta                                  06/01/05      4.20       2,500,000     Aa3
    1,100,000  Western Riverside County, Regional Wastewater Authority RB - 1996
               LOC National Westminster Bank PLC                              04/01/28      3.75       1,100,000     VMIG-1     A1+
 ------------                                                                                       ------------
  161,995,000  Total Other Variable Rate Demand Instruments                                          161,995,000
 ------------                                                                                       ------------
Put Bonds (d) (1.57%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  California PCFA PCR (Chevron USA Incorporated Project)         11/15/97      3.62%   $  1,000,728     Aa2        AA
    2,745,000  California PCFA PCR (Chevron USA Incorporated Project)         11/15/97      3.90       2,745,000     Aa2        AA
 ------------                                                                                       ------------
    3,745,000  Total Put Bonds                                                                         3,745,728
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (13.73%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  California PCR Southern California Edison - Series B           07/16/97      3.45%   $  5,000,000     P1         A1
    2,000,000  California PCRB (Southern California Edison) - Series B
               LOC Morgan Guaranty Trust Company                              09/10/97      3.75       2,000,000                A1+
    3,000,000  Long Beach, CA Beach Harbor Department - Series A              09/10/97      3.75       3,000,000     P1         A1+
    3,000,000  Los Angeles, CA Wastewater System Revenue Notes                07/10/97      3.75       3,000,000     VMIG-1     A1+
    5,200,000  Puerto Rico Government Development Bank                        08/14/97      3.55       5,200,000                A1+
    3,000,000  Puerto Rico Government Development Bank                        07/15/97      3.70       3,000,000                A1+
    2,500,000  Puerto Rico Government Development Bank                        08/13/97      3.70       2,500,000                A1+
    5,000,000  Regents of University of California Notes - Series A           07/08/97      3.35       5,000,000     P1         A1+
    4,000,000  West & Central Basin Finance Authority
               (Water Basin Municipality Water District)                      07/24/97      3.75       4,000,000     P1         A1+
 ------------                                                                                       ------------
   32,700,000  Total Tax Exempt Commercial Paper                                                      32,700,000
 ------------                                                                                       ------------

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Variable Rate Demand Instruments - Private Placements (b) (4.16%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,850,000  Gene E. Lynn Nursing Home
               LOC Bank of America                                            12/01/15      5.48%   $  3,850,000
    1,961,000  IDA County Riverside, CA IDRB (National RV Incorporated Project)
               LOC Union Bank of California                                   12/01/03      5.10       1,961,000     P1         A1+
    2,465,000  Kent Trust Project - Series 84 B
               LOC Comerica Bank                                              12/01/14      4.68       2,465,000
    1,620,000  Nob Hill Venture - Series 84
               LOC Wells Fargo Bank, N.A.                                     12/01/09      4.68       1,620,000
 ------------                                                                                       ------------
    9,896,000  Total Variable Rate Demand Instruments - Private Placements                             9,896,000
 ------------                                                                                       ------------
               Total Investments (107.25%) (Cost $255,520,137+)                                      255,520,137
               Liabilities in Excess of Cash and Other Assets (-7.25%)                              ( 17,262,995)
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $238,257,142
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 231,481,572 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============
               Class B Shares,   6,791,182 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============

            +       Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.

KEY:
      COPS     =   Certificates of Participations                  IDRB     =    Industrial Development Revenue Bond
      EDFA     =   Economic Development Finance Authority          MHRB     =    Multi-Family Housing Revenue Bond
      GNMA     =   Government National Mortgage Association        PCFA     =    Pollution Control Finance Authority
      GO       =   Government Obligation                           PCR      =    Pollution Control Revenue
      HFFA     =   Health Facility Finance Authority               PCRB     =    Pollution Control Revenue Bond
      HFA      =   Housing Finance Agency                          RAN      =    Revenue Anticipation Note
      IDA      =   Industrial Development Revenue Bond             RB       =    Revenue Bond
      IDR      =   Industrial Development Revenue                  TRAN     =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

===============================================================================


INVESTMENT INCOME

Income:
  Interest...................................................................... $        4,187,339
                                                                                 ------------------
Expenses: (Note 2)
   Investment management fee....................................................            347,786
   Administration fee...........................................................            243,450
   Shareholder servicing fee....................................................            226,494
   Custodian expenses...........................................................             11,836
   Shareholder servicing and related shareholder expenses.......................             99,628
   Legal, compliance and filing fees............................................             12,454
   Audit and accounting.........................................................             29,337
   Directors' fees..............................................................              4,500
   Other........................................................................              4,502
                                                                                 ------------------
       Total expenses...........................................................            979,987
       Less: Fees waived (Note 2)...............................................(            69,557)
             Expenses paid indirectly...........................................(               178)
                                                                                 ------------------
       Net expenses.............................................................            910,252
                                                                                 ------------------
Net investment income...........................................................          3,277,087
                                                                                 ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................              -0-
                                                                                 ------------------
Increase in net assets from operations.......................................... $        3,277,087
                                                                                 ==================















--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                         Six Months
                                                                            Ended                 Year
                                                                        June 30, 1997            Ended
                                                                         (Unaudited)        December 31, 1996
                                                                          ---------         -----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $     3,277,087         $     5,368,563
     Net realized gain (loss) on investments....................              -0-                     -0-
                                                                       ---------------         --------------

Increase in net assets from operations..........................            3,277,087               5,368,563


Dividends to shareholders from net investment income:
     Class A....................................................      (     3,194,486)*       (     5,355,010)*
     Class B....................................................      (        82,601)*       (        13,553)*
Capital share transactions (Note 3):
     Class A....................................................           25,518,981              34,138,724
     Class B....................................................            3,355,338               3,435,844
                                                                       --------------          --------------
     Total increase (decrease)..................................           28,874,319              37,574,568
Net assets:
     Beginning of period........................................          209,382,823             171,808,255
                                                                       --------------          --------------
     End of period..............................................      $   238,257,142        $    209,382,823
                                                                       ==============         ===============


* Designated as exempt-interest dividends for federal income tax purposes.
















--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the
Distribution   Plan.

During the period ended June 30, 1997, the Manager voluntarily waived management fees of $69,557.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $58,707 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in this Statement of Operations in the same category are expense of offsets $178.

3. Capital Stock. At June 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $238,272,754. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                           Year
Class A                                               Ended                             Ended
-------                                           June 30, 1997                   December 31, 1996
                                                  -------------                   -----------------
Sold...................................             197,041,612                       387,317,948
Issued on reinvestment of dividends....               2,306,149                         3,615,939
Redeemed...............................          (  173,828,780)                    ( 356,795,163)
                                                  -------------                      ------------
Net increase (decrease)................              25,518,981                        34,138,724
                                                  =============                      ============
                                                   Six Months                     October 9, 1996
Class B                                               Ended                  (Commencement of Offering)
-------                                           June 30, 1997                 to December  31, 1996
                                                  -------------                 ---------------------
Sold...................................              24,301,746                         6,012,221
Issued on reinvestment of dividends....                  69,268                            12,875
Redeemed...............................          (   21,015,676)                    (   2,589,252)
                                                  -------------                      ------------
Net increase (decrease)................               3,355,338                         3,435,844
                                                  =============                      ============

4. Sales of Securities.

Accumulated undistributed realized losses at June 30, 1997 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 44% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights.

                                                 Six Months                           Year Ended December 31,
Class A                                             Ended          ---------------------------------------------------------
-------                                         June 30, 1997        1996           1995         1994         1993       1992
                                                -------------      --------       --------     --------     --------    ------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period....         $  1.00          $  1.00        $  1.00      $  1.00      $  1.00     $ 1.00
                                                  --------         --------       --------     --------     --------    ------
 Income from investment operations:
    Net investment income...............             0.014            0.027          0.032        0.024        0.021      0.023
 Less distributions:
    Dividends from net investment income          (  0.014)        (  0.027)      (  0.032)    (  0.024)    (  0.021)   ( 0.023)
                                                   -------          -------        -------      -------      -------     ------
 Net asset value, end of period..........         $  1.00          $  1.00        $  1.00      $  1.00      $  1.00     $ 1.00
                                                  ========         ========       ========     ========     ========    =======
 Total Return............................            2.86%*           2.76%          3.28%        2.45%        2.16%      2.35%
 Ratios/Supplemental Data
 Net assets, end of period (000).........         $231,466         $205,947       $171,808     $105,120     $117,260    $90,795
 Ratios to average net assets:
    Expenses............................             0.79%*           0.75%          0.67%        0.56%        0.35%      0.68%
    Net investment income...............             2.82%*           2.73%          3.24%        2.40%        2.14%      2.34%
    Management, administration and shareholder
         servicing fees waived..........             0.06%*           0.08%          0.22%        0.28%        0.54%      0.29%
    Expense offsets.....................             0.00%            0.01%          0.01%       --           --         --

                                                        Six Months                        October 9, 1996
Class B                                                   Ended                       (Commencement of Sales) to
-------                                                June 30, 1997                     December 31, 1996
                                                       -------------                     -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....                 $   1.00                            $  1.00
                                                         ---------                           --------
Income from investment operations:
    Net investment income...............                     0.015                              0.004
Less distributions:
    Dividends from net investment income                 (   0.015)                          (  0.004)
                                                          --------                            -------
Net asset value, end of period..........                 $   1.00                            $  1.00
                                                         =========                           ========
Total Return............................                     3.06%*                             3.08%*
Ratios/Supplemental Data
Net assets, end of period (000).........                 $   6,791                           $  3,436
Ratios to average net assets:
    Expenses............................                     0.59%*                             0.56%*
    Net investment income...............                     3.08%*                             3.09%*
    Management fees waived..............                     0.06%*                             0.06%*
    Expense offsets.....................                     0.00%                              0.01%
*     Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.





                   Semi-Annual Report
                      June 30, 1997
                       (Unaudited)



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020